UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        01/24/2003


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           40

Form 13F Information Table Value Total: $         132,876



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERADA HESS CORP.             COM              023551104     1773    32200 SH       SOLE                    30200              2000
AOL TIME WARNER                COM              00184A105      943    72000 SH       SOLE                    72000
ASHLAND INC.                   COM              044204105      882    30900 SH       SOLE                    30900
AT&T CORP WIRELESS GROUP       COM              00209A106     1114   197200 SH       SOLE                   197200
BJ's WHOLESALE CLUB INC.       COM              05548J106     4875   266400 SH       SOLE                   265400              1000
BRISTOL MYERS- SQUIBB          COM              110122108     3074   132800 SH       SOLE                   128500              4300
BROCADE COMMUNICATIONS SYS INC COM              111621108     2668   644400 SH       SOLE                   639400              5000
CHARMING SHOPPES INC           COM              161133103       88    21000 SH       SOLE                                      21000
CHEVRON TEXACO CORP            COM              166764100     5691    85600 SH       SOLE                    83600              2000
CONOCOPHILLIPS                 COM              20825C104     2032    42000 SH       SOLE                    42000
EARTHLINK INC                  COM              270321102     2076   381000 SH       SOLE                   374700              6300
EMC CORP                       COM              268648102     3343   544500 SH       SOLE                   539500              5000
EXXON MOBIL CORP               COM              30231G102     4193   120000 SH       SOLE                   120000
FORD MOTOR COMPANY             COM              345370860     4055   436000 SH       SOLE                   425000             11000
GENERAL MTRS CORP CL H         COM              370442832     1741   162700 SH       SOLE                   156200              6500
GOODYEAR TIRE & RUBR COM       COM              382550101     2330   342200 SH       SOLE                   342200
HONEYWELL INC COM              COM              438516106     4207   175300 SH       SOLE                   172300              3000
HUMANA INC                     COM              444859102     3052   305200 SH       SOLE                   300200              5000
INTEL CORP.                    COM              458140100     4285   275200 SH       SOLE                   275200
INTERPUBLIC GROUP COS COM      COM              460690100     1657   117700 SH       SOLE                   117700
JP MORGAN CHASE                COM              46625H100     3197   133200 SH       SOLE                   133200
JUNIPER NETWORKS               COM              48203r104     1905   280100 SH       SOLE                   270100             10000
MARATHON OIL CORP.             COM              565849106     2097    98500 SH       SOLE                    89500              9000
MCKESSON HBOC Inc              COM              58155Q103     2589    95800 SH       SOLE                    95800
MOTOROLA INC COM               COM              620076109     6895   797100 SH       SOLE                   787100             10000
MYLAN LABS INC COM             COM              628530107     2900    83100 SH       SOLE                    83100
NORTHERN TRUST COM             COM              665859104     1595    45500 SH       SOLE                    45500
NOVELL INC.                    COM              670006105     1116   334200 SH       SOLE                   322400             11800
PANAMSAT CORP NEW              COM              697933109     4303   293900 SH       SOLE                   287900              6000
RAYTHEON CO                    COM              755111507     6977   226900 SH       SOLE                   223400              3500
SANMINA CORP-SCI CORP          COM              800907107     6197  1380100 SH       SOLE                  1380100
SCHERING PLOUGH CORP           COM              806605101     3465   156100 SH       SOLE                   156100
SIEBEL                         COM              826170102     4419   597100 SH       SOLE                   587100             10000
SOLECTRON CORP COM             COM              834182107     4332  1220400 SH       SOLE                  1200400             20000
SPRINT PCS GROUP               COM              852061506     5827  1330400 SH       SOLE                  1305400             25000
SUN MICROSYSTEMS               COM              866810104     9300  2990200 SH       SOLE                  2951200             39000
SUNOCO INC.                    COM              86764p109     1699    51200 SH       SOLE                    51200
TEXAS INSTRUMENTS              COM              882508104     5872   391200 SH       SOLE                   386200              5000
TOYS R US CORP                 COM              892335100     2343   234300 SH       SOLE                   234300
YAHOO! INC                     COM              984332106     1769   108200 SH       SOLE                   108200